Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 8,708	£ 12,564
Liabilities at fair value	2,208	3,018
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,063	1,584
Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,023	1,434
Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	122	0
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,002	3,406
Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	179	208
Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,368	8,950
Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	159	0
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,160	8,501
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,160	8,501
Level 1 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,284	3,766
Liabilities at fair value	2,169	2,978
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,031	1,552
Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,016	1,426
Level 2 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	122	0
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,953	3,338
Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	188	428
Level 2 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	143	0
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	264	297
Liabilities at fair value	39	40
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	32	32
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	7	8
Level 3 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	49	68
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	179	208
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	20	21
Level 3 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 16	0
Exchange rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 565	833
Exchange rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,404	2,457
Valuation technique	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	565	833
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,403	2,455
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1	2
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 1,829	2,450
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,841	2,580
Valuation technique	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,827	2,447
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,841	2,566
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	3
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	14
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 53	55
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 141	123
Valuation technique	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	23	26
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	93	71
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	30	29
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	48	52
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,384)	(1,754)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,384)	(1,754)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,384)	(1,754)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,384)	(1,754)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 74	99
Valuation technique	A
Loans and advances to customers | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 20	21
Valuation technique	D
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	74	99
Loans and advances to customers | Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	20	21
Debt securities | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 105	109
Valuation technique	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 6,348	8,929
Valuation technique	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,160	8,501
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	188	428
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	105	109
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 671	1,057
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	666	1,051
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 5	6
Structured deposits | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 347	375
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	347	375
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Collateral and associated financial guarantees | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 5	2
Collateral and associated financial guarantees | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	3	0
Collateral and associated financial guarantees | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 2	£ 2